Revenue Disaggregation - Schedule of Revenue Streams from Performance Obligations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue Streams from Performance Obligations [Line Items]
Net Sales	$ 963,817	$ 1,264,122	$ 2,980,765	$ 2,110,889	$ 3,590,438	$ 2,408,920
Omni Pro units and accessories, net of discounts [Member]
Schedule of Revenue Streams from Performance Obligations [Line Items]
Net Sales	118,387	64,591	154,958	127,412	60,041	205,846
Omniverse credits [Member]
Schedule of Revenue Streams from Performance Obligations [Line Items]
Net Sales	24,710	43,420	109,163	167,387	214,257	296,703
Omni Care program [Member]
Schedule of Revenue Streams from Performance Obligations [Line Items]
Net Sales	36,000	31,333	130,667	126,323	130,990	256,667
Omni Arena [Member]
Schedule of Revenue Streams from Performance Obligations [Line Items]
Net Sales	22,171	193,320	458,992	334,127	429,927	1,637,283
Omni One, net of discounts [Member]
Schedule of Revenue Streams from Performance Obligations [Line Items]
Net Sales	$ 762,549	$ 931,458	$ 2,126,985	$ 1,355,640	$ 2,755,223	$ 12,421